ACQUISITIONS OF CONSOLIDATED ENTITIES (Tables)	6 Months Ended
Jun. 30, 2018
Business Combinations1 [Abstract]
Disclosure of detailed information about business combinations
The following table summarizes the balance sheet impact as a result of business combinations that occurred in the six months ended June 30, 2018. No material changes were made to the provisional allocations:

(MILLIONS)	Real Estate	Renewable Power	Infrastructure	Private Equity and Other	Total
Cash and cash equivalents	$124	$200	$21	$216	$561
Accounts receivable and other	294	236	249	468	1,247
Inventory	1	—	3	63	67
Equity accounted investments	43	—	16	16	75
Investment properties	3,010	—	—	—	3,010
Property, plant and equipment	1,374	2,883	487	189	4,933
Intangible assets	28	258	17	366	669
Goodwill	68	142	770	233	1,213
Deferred income tax assets	212	—	7	610	829
Total assets	5,154	3,719	1,570	2,161	12,604
Less:
Accounts payable and other	(304)	(325)	(239)	(573)	(1,441)
Non-recourse borrowings	(796)	(1,979)	(185)	(267)	(3,227)
Deferred income tax liabilities	(24)	(209)	(84)	(70)	(387)
Non-controlling interests[1]	(52)	(21)	(540)	(24)	(637)
	(1,176)	(2,534)	(1,048)	(934)	(5,692)
Net assets acquired	$3,978	$1,185	$522	$1,227	$6,912

Consideration[2]	$3,761	$1,185	$522	$835	$6,303

1.	Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the assets and liabilities on the date of acquisition

2.	Total consideration, including amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors